Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 15,078,234	$ 15,060,197
Less: accumulated amortization	(656,833)	(93,833)
Intangible assets, net	$ 14,421,401	$ 14,966,364
Developed technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, useful life	1 year	1 year
Intangible assets, gross	$ 2,230,000	$ 2,230,000
Trade name [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, useful life	1 year	1 year
Intangible assets, gross	$ 22,000	$ 22,000
Goodwill [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 12,808,197	$ 12,808,197